Government Grants (Tables)	12 Months Ended
Dec. 31, 2023
Government Grants [Abstract]
Schedule of Government Grants
	2023	2022
	USD	USD

At 1 January	1,535,229	209,843
Received during the year	(3,544,435)	(2,993,340)
Amount recognized in the statement of profit or loss	2,325,960	4,318,726
At 31 December	316,754	1,535,229
	2023	2022
	USD	USD

Current assets	822,073	2,055,978
Non-current liabilities	(372,371)	(498,460)
Current liabilities	(132,948)	(22,289)
	316,754	1,535,229